SICHENZIA ROSS FRIEDMAN FERENCE LLP
                  1065 AVENUE OF THE AMERICAS NEW YORK NY 10018
             TEL 212 930 9700 FAX 212 930 9725 WEB WWW. SRFFLLP.COM

                                                                January 27, 2005

Jeffrey Riedler
Assistant Director
Division of Corporate Finance
Office of Small Business Operations
Securities and Exchange Commission
450 5th Street, N.W.- Mail Stop 3-09
Washington, D.C. 20549

Attn: Sonia Barros

      RE:   XACT AID, INC.
            REGISTRATION STATEMENT ON FORM SB-2, FILED NOVEMBER 26, 2004 FILE NO. 333-120807

Dear Ms. Barros:

Xact Aid, Inc. a Nevada corporation, has today filed amendment no. 1 to the above-referenced registration statement. This letter responds to your letter dated December 23, 2004 relating to comments of the staff of the Securities and Exchange Commission in connection with the above-referenced submission.

1.    The Staff's comment is noted.
2.    We have revised the referenced disclosure.
3. The Registrant believes the effect of the spin-off to be non-material to the shareholders of the Registrant. The Registrant will disseminate a press release at some point in the near future.
4.    We have revised the referenced disclosure.
5.    We have revised the referenced disclosure.
6.    We have revised the referenced disclosure.
7. After further review, we decided to refrain from using such technical term.
8.    We have revised the referenced disclosure.
9.    We have revised the referenced disclosure.
10.   We have added the referenced disclosure.
11.   We have added the referenced disclosure.
12.   We have added the referenced disclosure.
13.   We have added the referenced disclosure.
14.   We have clarified the referenced disclosure.
15.   We have added the referenced disclosure.
16.   We have added the referenced disclosure.
17.   We have added the referenced disclosure.
18.   We have added the referenced disclosure.
19.   We have added the referenced disclosure.
20.   We have added the referenced disclosure.
21.   We have added the referenced disclosure.
22.   We have added the referenced disclosure.
23.   We have added the referenced disclosure.
24.   We have added the referenced disclosure.
25.   We have added the referenced disclosure.
26.   We have added the referenced disclosure.
27.   We have added the referenced disclosure.
28.   We have added the referenced disclosure.
29.   We have added the referenced disclosure.
30. The warrants do not have a continuously adjustable feature like the debentures.
31. The warrants do not have a continuously adjustable feature like the debentures.
32. The warrants do not have a continuously adjustable feature like the debentures.
33.   We have added the referenced disclosure.
34.   We have added the referenced disclosure.
35.   We have added the referenced disclosure.
36.   We have added the referenced disclosure.
37.   We have added the referenced disclosure.
38.   We have added the referenced disclosure.
39.   We have added the referenced disclosure.
40.   We have added the referenced disclosure.

41.   Mr. Cabo is 59 years old, not 49. We have revised the disclosure.
42.   We do not believe Mr. DeLuca is a key employee.
43. We have named all persons that beneficially own more than 5% of the common stock outstanding. As disclosed, Corey Ribotsky and his affiliates are contractually prohibited from owning more than 4.99% of the shares of common stock of the Registrant.
44.   We have added the referenced disclosure.
45.   We have added the referenced disclosure.
46.   We have added the referenced disclosure.
47.   We have added the referenced disclosure.
48.   We have added the referenced disclosure.
49.   We have added the referenced disclosure.
50.   We have added the referenced disclosure.
51.   We have added the referenced disclosure.
52.   We have added the referenced disclosure.
53. The September 30, 2004 financial statements provided are audited financial statements. 54. We have added the referenced disclosure. 55. Note 2g has been added to the notes to the financial statement to disclose the Companies revenue recognition policy.
56.   We have added the referenced disclosure.
57. The June 30, 2004 financial statements have been revised to retroactively include the Transaction that occurred November 15, 2004 between QT 5, Inc. and Xactaid, Inc.
58. The retained earning caption in the June and September balance sheets has been revised.
59. The Company incurred operating expenses during the audited periods, but none were for research and development. The Company was set up with the intention of being a subsidiary with all aspects of the Company already set up.
60.   We have added the referenced disclosure.
61. June and September cash flows have been revised to disclose investing activities.
62. Capital lease note in the June and September financial statements has been revise to be in accordance with paragraph 16(a) of SFAS 13.
63. Subsequent note has been revised to disclose all material events and contingencies.
64. Subsequent note has been revised to disclose all material events and contingencies.
65. Based on comments from the SEC the revision made to the June 30, 2004 financial Statements have been disclosed in the September 30, 2004 reports.
66. Note that the September 30, 2004 financial statements are audited and not reviewed.

67.   We have added the referenced disclosure.
68. Mr. Cabo's employment agreement commenced on September 14, 2004. His compensation under the agreement commenced in October 2004, subsequent to the date of the September 30, 2004 audited balance sheet and statement of operations for the period April 19, 2004 to September 30, 2004 included in this filing.
69. We have revised the referenced disclosure 70 We have added all disclosure required by Item 701(c) of regulation S-B.

                                 ***************

      We appreciate your timely consideration of these matters in your review of the filing referenced above. If you or others have any questions or would like additional information, please contact me at 212-930-9700.


                                       Very truly yours,


                                       Darrin M. Ocasio, Esq.